Other Financial Assets - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Equity investments	€ 3,133	€ 0	€ 0
Loans	388	352	307
Deposits and guarantees	397	418	396
Liquidity contract	513	688	1,023
TOTAL	4,431	1,458	1,727
Loans	0	0	0
Deposits and guarantees	0	0	0
Liquidity contract	0	0	0
TOTAL	0	0	0
Loans	388	352	307
Deposits and guarantees	397	418	396
Liquidity contract	513	688	1,023
TOTAL	4,431	1,458	€ 1,727
Loans	388	352
Deposits and guarantees	397	418
Liquidity contract	513	688
TOTAL	4,431	€ 1,458
Increase
Disclosure of financial assets [line items]
Equity investments	3,133
Loans	36
Deposits and guarantees	107
Liquidity contract	0
TOTAL	3,276
Decrease
Disclosure of financial assets [line items]
Equity investments	0
Loans	0
Deposits and guarantees	(128)
Liquidity contract	(175)
TOTAL	€ (303)